Warrants Outstanding (Detail) - $ / shares	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017	Mar. 31, 2016
Class of Warrant or Right [Line Items]
Weighted Average Per Share Intrinsic Value, Outstanding	$ 4.68	$ 3.12	$ 0.46
Weighted Average Per Share Intrinsic Value, Granted	0	0	0
Weighted Average Per Share Intrinsic Value, Exercised	0	4.87	0
Weighted Average Per Share Intrinsic Value, Cancelled	0	0	0
Weighted Average Per Share Intrinsic Value, Outstanding	$ 6.41	$ 4.68	$ 3.12
Number of warrants, Outstanding	1,970,166	2,091,166	914,500
Number of warrants, Granted	0	29,000	1,676,666
Number of warrants, Exercised	0	(150,000)	(500,000)
Number of warrants, Cancelled	0	0	0
Number of warrants, Outstanding	1,970,166	1,970,166	2,091,166